Intangible Assets (Details) - Schedule of Estimated Annual Amortization Expense for each of the Next Five Fiscal Years - USD ($) $ in Thousands	Sep. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Schedule of Estimated Annual Amortization Expense for each of the Next Five Fiscal Years [Abstract]
2024	$ 1,617	$ 1,797
2025		1,728
2026		1,580
2027		1,580
2028		1,333
Thereafter		3,175
Total	$ 9,950	$ 11,193	$ 12,839